MARKETABLE SECURITIES (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Amortized cost	$ 599
Unrealized gains (losses) Gains	65
Unrealized gains (losses) Losses	0
Estimated fairvalue	664
Due Between One Year To Five Years [Member]
Amortized cost	599
Unrealized gains (losses) Gains	65
Unrealized gains (losses) Losses	0
Estimated fairvalue	$ 664